Consolidated Condensed Interim Balance Sheets (Parentheticals) (Unaudited) (USD $)	Mar. 31, 2015	Jun. 30, 2014
Preferred stock, Par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Shares authorized	5,000,000	5,000,000
Preferred stock, Shares issued	1	1
Preferred stock, Shares outstanding	1	1
Preferred stock special voting shares issued	1	1
Common stock, Par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Shares authorized	200,000,000	200,000,000
Common stock, shares issued (in shares)	39,455,931	35,992,343
Common stock, shares outstanding (in shares)	39,455,931	35,992,343
Series A Preferred Stock [Member]
Preferred stock, Shares authorized
Preferred stock, Shares issued	278,530
Preferred stock, Shares outstanding	278,530